PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 100.0%
Communication Services : 2.2%
44,026
(1)
IAC, Inc.
$ 2,369,479
0.8
17,750
(1)
Take-Two Interactive
Software, Inc.
2,728,352
0.9
51,762  Warner Music Group
Corp. - Class A
1,620,151
0.5
6,717,982
2.2
Consumer Discretionary : 9.0%
1,071
(1)
AutoZone, Inc.
3,373,693
1.1
50,917  Bath & Body Works,
Inc.
1,625,271
0.5
29,813
Best Buy Co., Inc.
3,079,683
1.0
35,257
Carter's, Inc.
2,291,000
0.8
14,929  Darden Restaurants,
Inc.
2,450,297
0.8
16,257
(1)
Expedia Group, Inc.
2,406,361
0.8
16,936
Genuine Parts Co.
2,365,620
0.8
60,941
LKQ Corp.
2,432,765
0.8
22,831
(1)
Mohawk Industries,
Inc.
3,668,485
1.2
13,280
Ralph Lauren Corp.
2,574,594
0.8
25,821
Tapestry, Inc.
1,213,070
0.4
27,480,839
9.0
Consumer Staples : 6.0%
8,631  Constellation Brands,
Inc. - Class A
2,224,122
0.7
38,630
General Mills, Inc.
2,852,826
0.9
14,366
Hershey Co.
2,755,111
0.9
64,292
Keurig Dr Pepper, Inc.
2,409,664
0.8
45,178
Kroger Co.
2,588,699
0.9
21,428
(1)
Post Holdings, Inc.
2,480,291
0.8
46,849
(1)
US Foods Holding
Corp.
2,881,214
1.0
18,191,927
6.0
Energy : 4.9%
58,723
Baker Hughes Co.
2,122,837
0.7
128,295
Coterra Energy, Inc.
3,072,665
1.0
23,702  Diamondback Energy,
Inc.
4,086,225
1.4
122,248
Williams Cos., Inc.
5,580,621
1.8
14,862,348
4.9
Financials : 20.3%
12,746  Ameriprise Financial,
Inc.
5,988,198
2.0
41,596
(1)
Arch Capital Group
Ltd.
4,653,760
1.5
11,444
(1)
Block, Inc.
768,236
0.3
80,343
Blue Owl Capital, Inc.
1,555,440
0.5
19,660  Discover Financial
Services
2,758,101
0.9
41,895  Fidelity National
Information Services,
Inc.
3,508,706
1.2
89,793
Fifth Third Bancorp
3,846,732
1.3
1,950  First Citizens
BancShares, Inc.
- Class A
3,589,853
1.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
34,146  Hartford Financial
Services Group, Inc.
$ 4,015,911
1.3
70,095
Loews Corp.
5,541,010
1.8
21,894
M&T Bank Corp.
3,899,759
1.3
145,862  MGIC Investment
Corp.
3,734,067
1.2
23,317
Northern Trust Corp.
2,099,230
0.7
37,338  Raymond James
Financial, Inc.
4,572,412
1.5
165,626  Regions Financial
Corp.
3,864,055
1.3
42,219
State Street Corp.
3,735,115
1.2
59,927
W.R. Berkley Corp.
3,399,659
1.1
61,530,244
20.3
Health Care : 8.3%
22,073  AmerisourceBergen
Corp.
4,968,191
1.6
36,953
(1)
Globus Medical, Inc.
- Class A
2,643,617
0.9
50,931
(1)
Henry Schein, Inc.
3,712,870
1.2
9,544
Humana, Inc.
3,022,966
1.0
18,982
(1)
Jazz Pharmaceuticals
PLC
2,114,785
0.7
12,564
Labcorp Holdings, Inc.
2,807,803
0.9
15,810
Quest Diagnostics, Inc.
2,454,502
0.8
8,603  Universal Health
Services, Inc. - Class B
1,970,173
0.6
15,666  Zimmer Biomet
Holdings, Inc.
1,691,145
0.6
25,386,052
8.3
Industrials : 16.0%
14,306
Acuity Brands, Inc.
3,939,729
1.3
29,421
AMETEK, Inc.
5,051,880
1.7
9,046
Carlisle Cos., Inc.
4,068,439
1.3
21,388
Dover Corp.
4,100,935
1.4
40,429  Fortune Brands
Innovations, Inc.
3,619,608
1.2
10,194
Hubbell, Inc.
4,366,600
1.4
26,861
Ingersoll Rand, Inc.
2,636,676
0.9
27,773
ITT, Inc.
4,152,341
1.4
10,462  JB Hunt Transport
Services, Inc.
1,802,917
0.6
15,916  Lincoln Electric
Holdings, Inc.
3,056,190
1.0
15,561
(1)
Middleby Corp.
2,165,002
0.7
18,522
(1)
Parsons Corp.
1,920,361
0.6
5,262
Snap-on, Inc.
1,524,454
0.5
18,715
Timken Co.
1,577,487
0.5
52,160  UL Solutions, Inc.
- Class A
2,571,488
0.8
17,746
Veralto Corp.
1,985,068
0.7
48,539,175
16.0
Information Technology : 8.4%
70,337
(1)
Flex Ltd.
2,351,366
0.8
19,107
(1)
GoDaddy, Inc. - Class
A
2,995,595
1.0
17,070
Jabil, Inc.
2,045,498
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
44,268  Microchip Technology,
Inc.
$ 3,554,278
1.2
3,842  Motorola Solutions,
Inc.
1,727,479
0.6
34,992
(1)
ON Semiconductor
Corp.
2,540,769
0.8
20,192
TD SYNNEX Corp.
2,424,655
0.8
10,085
(1)
Teledyne Technologies,
Inc.
4,413,801
1.4
9,163
(1)
Zebra Technologies
Corp. - Class A
3,393,242
1.1
25,446,683
8.4
Materials : 7.6%
34,604
Ball Corp.
2,349,958
0.8
16,502
Celanese Corp.
2,243,612
0.8
44,019  Freeport-McMoRan,
Inc.
2,197,428
0.7
54,200  Graphic Packaging
Holding Co.
1,603,778
0.5
50,215
International Paper Co.
2,453,003
0.8
6,801  Martin Marietta
Materials, Inc.
3,660,638
1.2
11,330  Packaging Corp. of
America
2,440,482
0.8
29,509
RPM International, Inc.
3,570,589
1.2
47,062
Silgan Holdings, Inc.
2,470,755
0.8
22,990,243
7.6
Real Estate : 9.0%
76,027  American Homes 4
Rent - Class A
2,918,677
1.0
14,215  AvalonBay
Communities, Inc.
3,201,929
1.0
22,949
(1)
CBRE Group, Inc.
- Class A
2,856,691
0.9
113,208  Host Hotels & Resorts,
Inc.
1,992,461
0.7
13,997  Mid-America
Apartment
Communities, Inc.
2,224,123
0.7
8,745
Public Storage
3,182,043
1.0
52,986  Regency Centers
Corp.
3,827,179
1.3
32,695  Rexford Industrial
Realty, Inc.
1,644,885
0.5
33,530
Ventas, Inc.
2,150,279
0.7
103,609
Weyerhaeuser Co.
3,508,201
1.2
27,506,468
9.0
Utilities : 8.3%
56,003
CMS Energy Corp.
3,955,492
1.3
24,749
Edison International
2,155,390
0.7
24,814
National Fuel Gas Co.
1,503,977
0.5
79,579
NiSource, Inc.
2,757,412
0.9
236,338
PG&E Corp.
4,672,402
1.5
19,978  Public Service
Enterprise Group, Inc.
1,782,237
0.6
48,876  WEC Energy Group,
Inc.
4,700,894
1.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
55,545
Xcel Energy, Inc.
$ 3,627,089
1.2
25,154,893
8.3
Total Common Stock
(Cost $210,824,166)
303,806,854
100.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
904,798
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $904,798) $ 904,798 0.3
Total Short-Term
Investments
(Cost $904,798)
904,798
0.3
Total Investments in
Securities
(Cost $211,728,964) $ 304,711,652 100.3
Liabilities in Excess
of Other Assets (998,685) (0.3)
Net Assets $ 303,712,967 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
VY
®
JPMorgan
Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 303,806,854 $ — $ — $ 303,806,854
Short-Term Investments 904,798 — — 904,798
Total Investments, at fair value $ 304,711,652 $ — $ — $ 304,711,652
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 97,350,264
Gross Unrealized Depreciation (4,367,576)
Net Unrealized Appreciation $ 92,982,688